Supplement to the

Fidelity® Large Cap Growth Fund (FSLGX)
Fidelity Large Cap Value Fund (FSLVX)
Fidelity Mid Cap Growth Fund (FSMGX)
and Fidelity Mid Cap Value Fund (FSMVX)

Fidelity Large Cap Growth Fund is a Class of shares of Fidelity Large Cap Growth Fund; Fidelity Large Cap Value is a Class of shares of Fidelity Large Cap Value Fund; Fidelity Mid Cap Growth Fund is a Class of shares of Fidelity Mid Cap Growth Fund; and Fidelity Mid Cap Value Fund is a Class of shares of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

The Board of Trustees of Fidelity Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

The following information supplements similar information found in the "Management Contracts" section beginning on page 34.

The following table provides information relating to other accounts managed by Mr. Bennett as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,495	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,495	none	none

* Includes Fidelity Large Cap Value Fund ($200 (in millions) assets managed).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Bennett was none.

The following table provides information relating to other accounts managed by Ms. Buck as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 928	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 928	none	none

* Includes Fidelity Large Cap Value Fund ($129 (in millions) assets managed).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Ms. Buck was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 6,831	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,680	none	none

* Includes Fidelity Large Cap Value Fund ($168 (in millions) assets managed).

LMCB-11-03 May 13, 2011
1.774031.116

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 549	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 549	none	none

* Includes Fidelity Large Cap Value Fund ($67 (in millions) assets managed).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Mirshekari was none.

The following table provides information relating to other accounts managed by Mr. Barwikowski as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,531	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 455	none	none

* Includes Fidelity Large Cap Value Fund ($76 (in millions) assets managed).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Barwikowski was none.

The following table provides information relating to other accounts managed by Ms. Bertner as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 346	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 346	none	none

* Includes Fidelity Large Cap Value Fund ($90 (in millions) assets managed).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Ms. Bertner was none.

Supplement to the

Fund
Class A
		Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Large Cap Growth Fund	FLNAX	FLNTX	FLNBX	FLNEX	FLNOX
Fidelity Advisor Large Cap Value Fund	FLUAX	FLUTX	FLUBX	FLUEX	FLUIX
Fidelity Advisor Mid Cap Growth Fund	FGCAX	FGCTX	FGCBX	FGCCX	FGCOX
Fidelity Advisor Mid Cap Value Fund	FMPAX	FMPTX	FMPBX	FMPEX	FMPOX

Fidelity Advisor® Large Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Large Cap Growth Fund; Fidelity Advisor Large Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Large Cap Value Fund; Fidelity Advisor Mid Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Growth Fund; and Fidelity Advisor Mid Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

The Board of Trustees of Fidelity Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

The following information supplements similar information found in the "Management Contracts" section beginning on page 40.

The following table provides information relating to other accounts managed by Mr. Bennett as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,495	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,495	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Bennett ($200 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Bennett was none.

The following table provides information relating to other accounts managed by Ms. Buck as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 928	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 928	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Ms. Buck ($129 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Ms. Buck was none.

ACOM1B-11-03 May 13, 2011
1.848945.109

The following table provides information relating to other accounts managed by Mr. Friedman as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 6,831	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,680	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Friedman ($168 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 549	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 549	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Mirshekari ($67 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Mirshekari was none.

The following table provides information relating to other accounts managed by Mr. Barwikowski as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,531	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 455	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Mr. Barwikowski ($76 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Mr. Barwikowski was none.

The following table provides information relating to other accounts managed by Ms. Bertner as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 346	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 346	none	none

* Includes assets of Fidelity Large Cap Value Fund managed by Ms. Bertner ($90 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Large Cap Value Fund beneficially owned by Ms. Bertner was none.

Supplement to the

Fidelity® Series All-Sector Equity Fund (FSAEX) and Fidelity Series Large Cap Value Fund (FLVSX)

Fidelity Series All-Sector Equity Fund is a Class of shares of Fidelity Series All-Sector Equity Fund and
Fidelity Series Large Cap Value Fund is a Class of shares of Fidelity Series Large Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

The following information supplements similar information found in the "Management Contracts" section beginning on page 35.

The following table provides information relating to other accounts managed by Mr. Saperstone as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,432	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,164	none	none

* Includes assets of Fidelity Series All-Sector Equity Fund managed by Mr. Saperstone ($1,164 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Series All-Sector Equity Fund beneficially owned by Mr. Saperstone was none.

DLFB-11-02 May 13, 2011
1.881204.104

Supplement to the

Fidelity® Series All-Sector Equity Fund Class F (FSFFX) and
Fidelity Series Large Cap Value Fund Class F (FLVFX)

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2011

The following information supplements similar information found in the "Management Contracts" section beginning on page 35.

The following table provides information relating to other accounts managed by Mr. Saperstone as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,432	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,164	none	none

* Includes assets of Fidelity Series All-Sector Equity Fund managed by Mr. Saperstone ($1,164 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Series All-Sector Equity Fund beneficially owned by Mr. Saperstone was none.

F-COM1B-11-02 May 13, 2011
1.918650.102